Ginkgo Multi-Strategy Fund
FUND SUMMARY
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ginkgo Multi-Strategy Fund	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ginkgo Multi-Strategy Fund		Class A Shares	Class C Shares	Investor Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.40%	1.00%	0.40%
Other Expenses		0.81%	0.81%	0.81%
Interest Expenses		0.07%	0.07%	0.07%
Remaining Other Expenses		0.74%	0.74%	0.74%
Acquired Fund Fees and Expenses	[1]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		2.37%	2.97%	2.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Ginkgo Multi-Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	801	1,272	1,768	3,126
Class C Shares	300	918	1,562	3,290
Investor Class Shares	240	739	1,265	2,706

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,837% of the average value of its portfolio.

Principal Investment Strategies:

Investment Philosophy

The Fund’s adviser seeks to create a dynamic portfolio based on quantitative technical analysis, proprietary research and risk management techniques. The Fund’s security selection philosophy will be focused on a combination of diversification, relatively low expenses, transparency and performance to evaluate traditional securities, exchange-traded funds (“ETFs”), other mutual funds and unregistered private funds (the “Underlying Funds”). The adviser seeks to invest in securities in various market segments that it believes are more attractive on a relative basis. These securities could be more attractive based on momentum, value, growth opportunities, dividends or other circumstances applicable to the valuation of that security. The Fund may have significant exposure to a trend-following discipline designed to systematically adjust the portfolio as market conditions change. This discipline seeks to invest in those securities whose current price trend is rising, while eliminating exposure to those securities whose current price trend is falling, in part to reduce expected downside volatility risk. Additionally, the adviser may focus attention on buying securities that the adviser believes appear to be significantly undervalued. At times the Fund may also have an allocation to securities that the adviser believes will provide the Fund with a relatively high dividend or interest yield.

Investment Strategies

The Fund’s adviser selects securities that it believes will provide capital appreciation, income or both using a variety of investment philosophies and strategies. Many of these investment philosophies are based on strategies that the adviser is already managing through investments outside of the Fund. The Fund benefits from the opportunity to use any of these investment strategies in any portion of the Fund’s allocation as is deemed appropriate by the Fund’s adviser. The investment philosophies and strategies, which the adviser also describes as a “portfolio”, include:

• Momentum Strategy: employs a proprietary quantitative trading strategy that targets equities that have been outperforming the equity markets in recent months.

• Value Strategy: has a specific focus for buying undervalued securities, with the objective of achieving high growth.

• Dividend Strategy: focuses on the value investing philosophy, in addition to companies that have a solid history of paying dividends.

• Broad Market ETF Strategy: utilizes quantitative research to dynamically rotate into and out of the best performing broad-based exchange-traded funds.

• Growth ETF Strategy: utilizes quantitative research to dynamically rotate into and out of a large variety of ETFs. These ETFs may invest in specific industries and sectors, countries, types of commodities and precious metals, currencies and fixed income.

• Mutual Fund Strategy: is a quantitative rotational investment strategy that allocates to the highest quality mutual funds from the adviser’s designed database of mutual funds.

• Fixed Income Strategy: Individual bond purchases allow the adviser to handpick some fixed income securities which, in its opinion, have the highest yields with solid risk/return ratios.

• Alternative Assets Strategy: The Fund may also opportunistically invest in alternative assets, which may include illiquid investments such as hedge funds and private partnerships. Such alternative assets could in turn invest in a wide variety of securities and other investments.

The adviser believes that these philosophies and strategies have the flexibility to provide exposure to the best market segments, while managing downside volatility risk through the allocation of Fund assets to fixed income securities, cash and alternative asset securities. The Fund defines alternative asset securities to include Underlying Funds that pursue strategies that are linked to, or deriving their value from commodities, real estate or real estate-related securities, foreign currencies or employing specialized strategies including those linked to stock market volatility. The Fund’s portfolio has a combination of securities selected using any or all of these philosophies and strategies. The allocation to each type of philosophy, strategy or security will vary significantly based on market conditions at that time. The Fund’s adviser may engage in active and frequent trading of the Fund’s portfolio of securities to achieve the Fund’s investment objective.

Investment Securities:

The Fund seeks to achieve its investment objective by investing, directly or through Underlying Funds, primarily in a combination of:

• equity securities,

• fixed income securities,

• cash securities,

• alternative asset securities,

• real-estate-related securities, and

• including real estate investment trusts (“REITs”).

The Fund invests, directly or through Underlying Funds, without restriction as to issuer capitalization, country, credit quality, or a security’s currency or maturity.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear directly and indirectly through Underlying Funds.

• Commodity Risk: Investing in the commodities markets through commodity-linked mutual funds or ETFs will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor’s Ratings Group or another credit rating agency.

• Currency Market Risk: Currency Market Risks result from the price movements of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk: Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• High-Yield Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Management Risk: The adviser’s dependence on its investment philosophies and strategies and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the security markets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Model Risk: The adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the Fund will be successful under all or any market conditions.

• Real Estate Securities Risk: Investments in securities of real estate companies will make the Fund more susceptible to risks associated with both the real estate industry generally and with ownership of real estate and related asset classes.

• REIT Risk: Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Fund Risk: Underlying Funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and also may be higher than other mutual funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. Certain private Underlying Funds may be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for the full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index, and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.Ginkgofunds.com or by calling 1-855-BUY-GNKO.

Investor Class Shares Performance Bar Chart Calendar Year Ended December 31

Best Quarter Ended:	12/31/13	8.34%
Worst Quarter Ended:	9/30/14	(3.78)%
The total return for Investor Class shares from January 1, 2016 to September 30, 2016 was (5.67)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2015)
Average Annual Total Returns - Ginkgo Multi-Strategy Fund	Label	One Year	Since Inception	Inception Date
Investor Class Shares	Return before taxes	(11.53%)	3.20%	Sep. 02, 2011
Investor Class Shares | Return after taxes on distributions		(12.42%)	2.29%
Investor Class Shares | Return after taxes on distributions and sale of Fund shares		(5.78%)	2.41%
Dow Jones Moderate Portfolio Index		(1.21%)	7.11%
Citigroup 1-Month U.S. Treasury Bill Index		0.02%	0.03%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The Dow Jones Moderate Portfolio Index is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.